Share capital (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 12, 2016	Aug. 13, 2015	Jul. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 22, 2016	Mar. 07, 2016	Mar. 01, 2016	Feb. 18, 2014
Common Stock Reserved For Future Issuance Amount				$ 6,900			$ 6,900
Stock Issued During Period, Shares, New Issues		2,875,000	11,500,000
Proceeds from Issuance of Common Stock		$ 23,000	$ 34,500	$ 35,341	$ 28,334
Share Price		$ 8.00	$ 3.00
Lincoln Park Capital Fund, LLC Asset Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues				160,000
Proceeds from Issuance of Common Stock				$ 841
Aggregate Value Of Common Shares Allowed To Purchase Under Asset Purchase Agreement	$ 20,000
Stock Issued During Period, Shares, Share-based Compensation, Gross	48,856
Stock Issued During Period, Value, Share-based Compensation, Gross	$ 335
Closing Share Price						$ 1.00
Market Offering [Member]
Common Stock Reserved For Future Issuance Amount									$ 8,900
Stock Issued During Period, Shares, New Issues					554,247
Proceeds from Issuance of Common Stock					$ 5,334
Potential Offering [Member]
Common Stock Reserved For Future Issuance Amount								$ 250,000
FBR Capital Markets Co And MLV Co. LLC [Member]
Common Stock Reserved For Future Issuance Amount				$ 6,900			$ 6,900